Share-Based Compensation - Information About Options to Purchase Common Stock (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding, beginning balance			1,713,693	1,756,279
Granted			481,500	36,393	1,756,279
Exercised	242,500	72,660	72,660
Forfeited				78,979
Outstanding, ending balance	2,122,533	1,713,693	2,122,533	1,713,693	1,756,279
Weighted average exercise price per share
Outstanding, beginning balance			$ 0.33	$ 0.25
Granted			2.27	3.91	$ 0.25
Exercised			0.08
Outstanding, ending balance	$ 0.77	$ 0.33	$ 0.77	$ 0.33	$ 0.25
Weighted average contractual term (years)
Weighted average contractual term (years)			5 years 9 months 18 days	5 years 2 months 12 days	5 years 10 months 24 days	0 years
Granted			9 years 7 months 6 days	5 years 6 months	5 years 10 months 24 days
Intrinsic value of the outstanding options	$ 700,436	$ 3,787,262	$ 700,436	$ 3,787,262